LEASES - Schedule of Assets and Liabilities, Lessee (Details) - USD ($) $ in Millions	Dec. 31, 2025	Nov. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease terms (years)
Operating leases	9 years 4 months 20 days		6 years	6 years 7 months 6 days
Finance leases	12 years 1 month 24 days		9 years 7 months 6 days	10 years 3 months 18 days
Weighted-average discount rate
Operating leases	5.83%		5.76%	5.68%
Finance leases	15.94%		16.07%	16.15%
Assets [Abstract]
Operating lease	$ 58	$ 16	$ 43
Finance lease	6		6
Total leased assets	64		49
Current:
Operating	11		11
Finance	2		1
Noncurrent:
Operating	56		43
Finance	2		4
Total leased liabilities	71		59
Operating lease assets, accumulated amortization	36		30
Financing lease, accumulated amortization	$ 6		$ 5
Operating lease, right-of-use asset, Statement of financial position [extensible list]	Other		Other
Finance lease, right-of-use asset, Statement of financial position [extensible list]	In service		In service
Operating lease, liability, current, statement of financial position [extensible list]	Other Liabilities, Current		Other Liabilities, Current
Finance lease, liability, current, statement of financial position [extensible list]	Currently payable long-term debt		Currently payable long-term debt
Operating lease, liability, noncurrent, statement of financial position [extensible list]	Other		Other
Finance lease, liability, noncurrent, statement of financial position [extensible list]	Total long-term debt and other long-term obligations		Total long-term debt and other long-term obligations
First Energy [Member]
Weighted-average remaining lease terms (years)
Operating leases	6 years 4 months 24 days		5 years 7 months 13 days	5 years 11 months 4 days
Finance leases	12 years 9 months 14 days		12 years 4 months 17 days	12 years 3 months 3 days
Weighted-average discount rate
Operating leases	5.16%		5.00%	4.51%
Finance leases	16.24%		15.39%	14.73%
Assets [Abstract]
Operating lease	$ 276		$ 228
Finance lease	31		32
Total leased assets	307		260
Current:
Operating	60		51
Finance	3		3
Noncurrent:
Operating	227		192
Finance	7		9
Total leased liabilities	297		255
Operating lease assets, accumulated amortization	217		174
Financing lease, accumulated amortization	$ 17		$ 14
Operating lease, right-of-use asset, Statement of financial position [extensible list]	Other		Other
Finance lease, right-of-use asset, Statement of financial position [extensible list]	In service		In service
Operating lease, liability, current, statement of financial position [extensible list]	Other Liabilities, Current		Other Liabilities, Current
Finance lease, liability, current, statement of financial position [extensible list]	Currently payable long-term debt		Currently payable long-term debt
Operating lease, liability, noncurrent, statement of financial position [extensible list]	Other		Other
Finance lease, liability, noncurrent, statement of financial position [extensible list]	Total long-term debt and other long-term obligations		Total long-term debt and other long-term obligations